SUBSEQUENT EVENTS	9 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent events

In January 2020, the Board approved an amendment to the Plan to increase the number of shares reserved for issuance by 1,000,000 shares.

In January 2020, the Company executed a three-year lease for a new, larger corporate facility in San Diego, California. The lease will commence on April 1, 2020 and provides for an initial monthly rent of approximately $12,400 with annual rent increases of approximately 3%. In addition, the Company paid a $100,000 security deposit.